Finance Costs (Details) - Schedule of finance costs - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance costs [Abstract]
Deposit interest income	€ 2
Interest and similar expenses	(10)
Fair value movement in derivative financial instruments - warrants	12,986
Fair value of warrants issued in Fusion Fuel reorganisation	(13,507)
Listing expenses	(177,146)
Finance costs	€ (177,675)